Shareholder Report, Line Graph (Details) - USD ($)										1 Months Ended			3 Months Ended		4 Months Ended			5 Months Ended		6 Months Ended	7 Months Ended			8 Months Ended	9 Months Ended		10 Months Ended			11 Months Ended		12 Months Ended	13 Months Ended			14 Months Ended	15 Months Ended	16 Months Ended			17 Months Ended		19 Months Ended			21 Months Ended		22 Months Ended			23 Months Ended		24 Months Ended	25 Months Ended	26 Months Ended		27 Months Ended	28 Months Ended	29 Months Ended		31 Months Ended	33 Months Ended		34 Months Ended	35 Months Ended		36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	43 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	57 Months Ended	60 Months Ended	62 Months Ended	69 Months Ended	72 Months Ended	74 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 17, 2023	Jul. 29, 2022	Mar. 16, 2022	Aug. 27, 2021	Jul. 19, 2021	May 25, 2021	Oct. 01, 2019	May 02, 2019	Jun. 30, 2015	Sep. 30, 2023	Sep. 30, 2023	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2019	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2025	Mar. 31, 2024	Mar. 31, 2024	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2022	Jun. 30, 2020	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2016	Sep. 30, 2024	Sep. 30, 2024	Jun. 30, 2022	Jun. 30, 2020	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2025	Mar. 31, 2025	Dec. 31, 2022	Dec. 31, 2023	Jun. 30, 2021	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2017	Jun. 30, 2023	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2018	Jun. 30, 2024	Jun. 30, 2022	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2019	Jun. 30, 2025	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2020	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2021	Jun. 30, 2025	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
William Blair Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																				Growth Fund Class I
Accumulated Value									$ 500,000																							$ 503,000																					$ 566,450														$ 715,950										$ 819,250				$ 954,150			$ 1,365,650		$ 1,057,250	$ 1,313,100	$ 1,637,850	$ 1,823,650
William Blair Growth Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name																				Growth Fund Class N
Accumulated Value									10,000																							10,026																					11,257														14,191										16,188				18,806			26,845		20,710	25,646	31,910	35,419
William Blair Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																				Growth Fund Class R6
Accumulated Value								$ 1,000,000																$ 1,107,500												$ 1,196,000																			$ 1,712,900														$ 1,327,100										$ 1,648,400			$ 2,057,000			$ 2,290,500
William Blair Large Cap Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																				Large Cap Growth Fund Class I
Accumulated Value									500,000																							504,950																					582,950														763,800										888,450				1,070,150			1,522,550		1,167,150	1,445,900	1,954,900	2,164,800
William Blair Large Cap Growth Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name																				Large Cap Growth Fund Class N
Accumulated Value									10,000																							10,084																					11,601														15,171										17,600				21,144			30,016		22,952	28,344	38,230	42,240
William Blair Large Cap Growth Fund - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name																				Large Cap Growth Fund Class R6
Accumulated Value								1,000,000																1,141,000												1,253,600																			1,783,900														1,368,000										1,695,000			2,293,700			2,541,100
William Blair Mid Cap Value Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																				Mid Cap Value Fund Class I
Accumulated Value			$ 500,000										$ 437,000												$ 464,350												$ 491,650									$ 525,700											$ 534,400					$ 582,000								$ 593,450
William Blair Mid Cap Value Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																				Mid Cap Value Fund Class R6
Accumulated Value			1,000,000										874,000												929,900												983,500									1,052,200											1,069,600					1,165,500								1,188,300
William Blair Small-Mid Cap Core Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																				Small-Mid Cap Core Fund Class I
Accumulated Value							$ 500,000							$ 534,350												$ 478,300																					$ 762,450																$ 638,400											$ 730,950						$ 766,600			$ 831,900
William Blair Small-Mid Cap Core Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																				Small-Mid Cap Core Fund Class R6
Accumulated Value							1,000,000							1,068,800												957,700																					1,526,100																1,277,900											1,464,100						1,536,100			1,667,700
William Blair Small-Mid Cap Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																				Small-Mid Cap Growth Fund Class I
Accumulated Value									500,000																							485,500																					595,250														732,750										805,300				852,750			1,211,450		869,100	1,047,800	1,120,000	1,153,650
William Blair Small-Mid Cap Growth Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name																				Small-Mid Cap Growth Fund Class N
Accumulated Value									10,000																							9,685																					11,837														14,537										15,940				16,838			23,862		17,073	20,527	21,888	22,486
William Blair Small-Mid Cap Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																				Small-Mid Cap Growth Fund Class R6
Accumulated Value								1,000,000																1,082,000												1,090,500																			1,549,900														1,112,700										1,342,200			1,434,900			1,478,900
William Blair Small-Mid Cap Value Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																				Small-Mid Cap Value Fund Class I
Accumulated Value	$ 500,000										$ 484,500					$ 532,250						$ 562,400					$ 528,250						$ 569,950					$ 560,950					$ 529,250						$ 538,950
William Blair Small-Mid Cap Value Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																				Small-Mid Cap Value Fund Class R6
Accumulated Value	1,000,000										969,000					1,065,000						1,124,300					1,057,000						1,140,400					1,122,200					1,059,700						1,079,200
William Blair Small Cap Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																				Small Cap Growth Fund Class I
Accumulated Value									500,000																							482,000																					638,100														810,450										819,750				820,100			1,321,200		954,700	1,158,150	1,305,550	1,368,900
William Blair Small Cap Growth Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name																				Small Cap Growth Fund Class N
Accumulated Value									10,000																							9,640																					12,762														16,209										16,395				16,402			26,424		19,094	23,163	26,111	26,697
William Blair Small Cap Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																				Small Cap Growth Fund Class R6
Accumulated Value								1,000,000																1,028,000												999,500																			1,611,700														1,165,600										1,414,700			1,596,000			1,674,100
William Blair Small Cap Value Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																				Small Cap Value Fund Class I
Accumulated Value									500,000																							505,000																					632,600														748,950										705,200				588,350			975,750		855,200	914,950	974,800	966,250
William Blair Small Cap Value Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name																				Small Cap Value Fund Class N
Accumulated Value					$ 10,000														$ 10,859												$ 9,190											$ 9,626										$ 9,810								$ 10,645						$ 10,427						$ 10,987				$ 10,310
William Blair Small Cap Value Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																				Small Cap Value Fund Class R6
Accumulated Value					1,000,000														1,087,800												922,600											967,500										987,700								1,073,600						1,053,400						1,111,800				1,045,300
William Blair Global Leaders Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																				Global Leaders Fund Class I
Accumulated Value									500,000																							482,700																					564,500														688,250										718,800				802,800			1,147,350		835,050	1,012,900	1,135,300	1,229,350
William Blair Global Leaders Fund - CLASS N
Account Value [Line Items]
Line Graph and Table Measure Name																				Global Leaders Fund Class N
Accumulated Value									10,000																							9,618																					11,213														13,633										14,197				15,823			22,555		16,375	19,825	22,155	23,911
William Blair Global Leaders Fund - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name																				Global Leaders Fund Class R6
Accumulated Value									1,000,000																							965,300																					1,129,500														1,378,900										1,440,100				1,610,200			2,301,900		1,676,900	2,034,900	2,280,400	2,468,800
William Blair International Leaders Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																				International Leaders Fund Class I
Accumulated Value									500,000																							486,200																					574,800														655,250										684,350				738,600			1,007,150		719,150	832,300	893,700	972,850
William Blair International Leaders Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name																				International Leaders Fund Class N
Accumulated Value									10,000																							9,708																					11,444														13,011										13,555				14,590			19,849		14,139	16,318	17,478	18,983
William Blair International Leaders Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																				International Leaders Fund Class R6
Accumulated Value									1,000,000																							973,000																					1,152,100														1,314,400										1,373,900				1,483,400			2,024,200		1,445,400	1,674,500	1,798,900	1,958,900
William Blair International Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																				International Growth Fund Class I
Accumulated Value									500,000																							453,700																					525,250														584,450										583,900				641,250			914,300		637,950	732,950	795,050	879,900
William Blair International Growth Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name																				International Growth Fund Class N
Accumulated Value									10,000																							9,048																					10,445														11,586										11,536				12,632			17,958		12,492	14,317		17,105	$ 15,496
William Blair International Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																				International Growth Fund Class R6
Accumulated Value								1,000,000																1,117,000												1,122,300																			1,394,800														1,544,700										1,601,500			1,118,100			1,285,300
William Blair Institutional International Growth Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name																				Institutional International Growth Fund
Accumulated Value									5,000,000																							4,545,500																					5,268,500														5,864,500										5,871,000				6,473,000			9,239,500		6,461,500	7,436,500	8,049,500	8,915,500
William Blair International Small Cap Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																				International Small Cap Growth Fund Class I
Accumulated Value									500,000																							492,900																					574,050														625,300										587,100				643,050			918,200		580,900	672,150	693,700	844,600
William Blair International Small Cap Growth Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name																				International Small Cap Growth Fund Class N
Accumulated Value									10,000																							9,823																					11,411														12,380										11,595				12,663			18,040		11,382	13,139	13,529	16,420
William Blair International Small Cap Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																				International Small Cap Growth Fund Class R6
Accumulated Value									1,000,000																							985,900																					1,149,900														1,253,000										1,177,100				1,291,300			1,846,200		1,169,700	1,353,400	1,397,200	1,701,300
William Blair Emerging Markets Leaders Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																				Emerging Markets Leaders Fund Class I
Accumulated Value									500,000																							443,200																					518,850														570,450										590,550				620,550			858,400		586,650	593,800	628,800	711,650
William Blair Emerging Markets Leaders Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name																				Emerging Markets Leaders Fund Class N
Accumulated Value									10,000																							8,832																					10,309														11,310										11,671				12,227			16,886		11,503	11,631	12,284	13,871
William Blair Emerging Markets Leaders Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																				Emerging Markets Leaders Fund Class R6
Accumulated Value									1,000,000																							887,700																					1,039,700														1,143,700										1,184,100				1,244,900			1,723,200		1,179,400	1,193,800	1,263,700	1,432,600
William Blair Emerging Markets Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																				Emerging Markets Growth Fund Class I
Accumulated Value									500,000																							437,200																					525,250														583,850										573,550				655,900			987,100		664,500	649,250	765,800	821,100
William Blair Emerging Markets Growth Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name																				Emerging Markets Growth Fund Class N
Accumulated Value									10,000																							8,719																					10,445														11,590										11,354				12,944			19,437		13,049	12,720	14,971	16,002
William Blair Emerging Markets Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																				Emerging Markets Growth Fund Class R6
Accumulated Value									1,000,000																							874,600																					1,051,700														1,170,700										1,150,800				1,316,200			1,983,600		1,336,600	1,306,200	1,542,100	1,652,700
William Blair Emerging Markets ex China Growth Fund - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name																				Emerging Markets ex China Growth Fund Class I
Accumulated Value		$ 500,000																$ 470,500												$ 534,000											$ 586,950										$ 668,150								$ 666,100						$ 723,600
William Blair Emerging Markets ex China Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																				Emerging Markets ex China Growth Fund Class R6
Accumulated Value		1,000,000																942,000												1,069,000											1,175,200										1,338,600								1,334,600						1,450,600
William Blair Emerging Markets Small Cap Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																				Emerging Markets Small Cap Growth Fund Class I
Accumulated Value									500,000																							448,450																					504,250														537,100										495,200				554,050			826,100		612,750	678,000	815,700	836,050
William Blair Emerging Markets Small Cap Growth Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name																				Emerging Markets Small Cap Growth Fund Class N
Accumulated Value									10,000																							8,944																					10,019														10,643										9,785				10,925			16,242		12,020	13,259	15,925	16,277
William Blair Emerging Markets Small Cap Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																				Emerging Markets Small Cap Growth Fund Class R6
Accumulated Value									1,000,000																							898,100																					1,010,200														1,077,100										993,600				1,112,100			1,659,300		1,231,500	1,363,100	1,641,400	1,683,000
William Blair China Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																				China Growth Fund Class I
Accumulated Value				$ 500,000													$ 478,000												$ 388,500											$ 323,000										$ 274,500								$ 244,550						$ 252,600							$ 269,850				$ 300,400
William Blair China Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																				China Growth Fund Class R6
Accumulated Value				1,000,000													956,000												777,000											645,400										547,400								488,100						504,200							539,100				599,400
William Blair Emerging Markets Debt Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																				Emerging Markets Debt Fund Class I
Accumulated Value						$ 500,000						$ 501,850											$ 493,000												$ 391,100										$ 409,400									$ 430,450							$ 464,400							$ 483,150					$ 506,800					$ 540,600
William Blair Emerging Markets Debt Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																				Emerging Markets Debt Fund Class R6
Accumulated Value						1,000,000						1,003,700											986,600												782,900										819,200									861,400							929,700							967,400					1,015,300					1,083,300
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Accumulated Value									10,000																							10,399																					12,260														14,023										15,483				16,645			23,436		20,948	25,053	31,204	35,936
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				S&P 500® Index
Accumulated Value								1,000,000	500,000															1,120,400								519,950				1,085,800																	613,000		1,528,800												701,150		1,366,500								774,150		1,634,300		832,250	2,035,600		1,171,800	2,344,300	1,047,400	1,252,650	1,560,200	1,796,800
Russell 1000 Index [Member]
Account Value [Line Items]
Accumulated Value									10,000																							10,293																					12,149														13,916										15,310				16,455			23,543		20,474	24,438	30,274	35,016
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Russell 1000® Index
Accumulated Value								1,000,000	500,000															1,117,000								514,650				1,085,200																	607,450		1,552,700												695,800		1,350,300								765,500		1,611,700		822,750	1,996,600		1,177,150	2,309,300	1,023,700	1,221,900	1,513,700	1,750,800
Russell 3000® Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000						1,000,000		10,000		983,800			1,091,000		1,102,600						1,213,100				1,053,100	1,252,100					10,214	1,330,100					1,365,100					1,300,700						1,443,600				12,104			$ 1,518,100							1,307,600				13,893							1,555,400			15,141			1,915,100	16,130		2,208,000	23,253		20,029	23,825	29,335	33,822
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Russell 3000® Index
Accumulated Value	500,000		500,000		10,000		500,000	1,000,000	500,000		491,900		443,600	545,500		551,300			10,936			606,550		1,113,000	454,250	526,550	626,050				8,629	510,700	665,050			1,074,600	527,700	682,550				8,836	650,350			572,200	759,050		721,800			10,265	605,200		1,549,100		649,750			11,130		708,400	653,800			12,639	694,650		1,334,300	749,150		13,780		777,700		14,572	757,050		1,587,200	957,550	806,500	1,954,300	1,104,000	1,162,650	2,253,200	1,001,450	1,191,250	1,466,750	1,691,100
MSCI All Country World IMI (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				MSCI All Country World IMI (net)
Accumulated Value									500,000																							480,650																					572,050														635,800										664,800				672,600			947,950		791,300	919,000	1,088,100	1,261,000
MSCI All Country World IMI (net) [Member]
Account Value [Line Items]
Accumulated Value									10,000																							9,613																					11,441														12,716										13,296				13,452			18,959		15,826	18,380	21,762	25,220
MSCI All Country World IMI (net) [Member]
Account Value [Line Items]
Accumulated Value									1,000,000																							961,300																					1,144,100														1,271,600										1,329,600				1,345,200			1,895,900		1,582,600	1,838,000	2,176,200	2,522,000
MSCI All Country World Ex-U.S. IMI (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				MSCI All Country World ex-U.S. IMI (net)
Accumulated Value									500,000																							451,950																					544,300														586,450										587,950				560,100			768,350		615,800	692,600	772,750	910,500
MSCI All Country World ex-U.S. IMI (net) [Member]
Account Value [Line Items]
Accumulated Value									1,000,000																							903,900																					1,088,600														1,172,900										1,175,900				1,120,200			1,536,700		1,231,600	1,385,200	1,545,500	1,821,000
MSCI All Country World Ex-U.S. IMI (net) [Member]
Account Value [Line Items]
Accumulated Value									10,000																							9,039																					10,886														11,729										11,759				11,202			15,367		12,316	13,852	15,455	18,210
MSCI All Country World Ex-U.S. IMI (net) [Member]
Account Value [Line Items]
Accumulated Value								1,000,000																1,073,200												952,500																			1,314,100														1,548,400										1,306,600			1,047,200			1,177,800
MSCI All Country World Ex US IMI net 3 [Member]
Account Value [Line Items]
Accumulated Value									500,000																							451,950																					544,300														586,450										587,950				560,100			768,350		615,800	692,600	772,750	910,500
MSCI All Country World ex-U.S. Small Cap Index (net) [Member]
Account Value [Line Items]
Accumulated Value									10,000																							9,454																					11,374														12,576										11,829				11,315			16,637		12,903	14,313	15,925	18,846
MSCI All Country World ex-U.S. Small Cap Index (net) [Member]
Account Value [Line Items]
Accumulated Value									1,000,000																							945,400																					1,137,400														1,257,600										1,182,900				1,131,500			1,663,700		1,290,300	1,431,300	1,592,500	1,884,600
MSCI Emerging Markets Index (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				MSCI Emerging Markets Index (net)
Accumulated Value									500,000																							439,750																					544,150														588,750										595,900				575,700			811,150		606,050	616,650	694,050	800,150
MSCI Emerging Markets Index (net) [Member]
Account Value [Line Items]
Accumulated Value									10,000																							8,795																					10,883														11,775										11,918				11,514			16,223		12,121	12,333	13,881	16,003
MSCI Emerging Markets Index (net) [Member]
Account Value [Line Items]
Accumulated Value									1,000,000																							879,500																					1,088,300														1,177,500										1,191,800				1,151,400			1,622,300		1,212,100	1,233,300	1,388,100	1,600,300
MSCI Emerging Markets IMI (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				MSCI Emerging Markets IMI (net)
Accumulated Value									500,000																							439,200																					539,400														582,000										584,750				561,550			804,150		605,100	624,400	709,100	810,350
MSCI Emerging Markets IMI Net [Member]
Account Value [Line Items]
Accumulated Value									10,000																							8,784																					10,788														11,640										11,695				11,231			16,083		12,102	12,488	14,182	16,207
MSCI Emerging Markets IMI (net) [Member]
Account Value [Line Items]
Accumulated Value									1,000,000																							878,400																					1,078,800														1,164,000										1,169,500				1,123,100			1,608,300		1,210,200	1,248,800	1,418,200	1,620,700
MSCI Emerging Markets ex-China IMI (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				MSCI Emerging Markets ex-China IMI (net)
Accumulated Value		500,000																492,700												544,400											599,350										649,550								621,550						706,150
MSCI Emerging Markets ex-China IMI (net) [Member]
Account Value [Line Items]
Accumulated Value		$ 1,000,000																$ 985,400												$ 1,088,800											$ 1,198,700										$ 1,299,100								$ 1,243,100						$ 1,412,300
MSCI China All Shares Index (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				MSCI China All Shares Index (net)
Accumulated Value				500,000													483,950												427,000											369,750										349,950								327,150						334,600							380,750				425,550
MSCI China All Shares Index Net 1 [Member]
Account Value [Line Items]
Accumulated Value				$ 1,000,000													$ 967,900												$ 854,000											$ 739,500										$ 699,900								$ 654,300						$ 669,200							$ 761,500				$ 851,100
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Bloomberg Global Aggregate Index
Accumulated Value						500,000						495,650											488,000												420,050										408,700									414,550							432,050							418,400					424,800					455,650
Bloomberg Global Aggregate Index 1 [Member]
Account Value [Line Items]
Accumulated Value						1,000,000						991,300											976,000												840,100										817,400									829,100							864,100							836,800					849,600					911,300
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Accumulated Value									10,000																							10,188																					12,299														15,063										16,660				20,316			29,048		23,304	29,503	39,008	45,595
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Russell 3000® Growth Index
Accumulated Value								1,000,000	500,000															1,128,000								509,400				1,229,400																	614,950		1,757,800												753,150		1,410,200								833,000		1,785,300		1,015,800	2,360,500		1,452,400	2,759,100	1,165,200	1,475,150	1,950,400	2,279,750
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Russell 1000® Growth Index
Accumulated Value									500,000																							515,100																					620,300														759,950										847,800				1,045,200			1,489,350		1,209,750	1,537,700	2,052,550	2,405,950
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Accumulated Value									10,000																							10,302																					12,406														15,199										16,956				20,904			29,787		24,195	30,754	41,051	48,119
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Accumulated Value								1,000,000																1,132,000												1,242,800																			1,770,900														1,438,400										1,828,300			2,440,400			2,860,600
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Russell Midcap® Value Index
Accumulated Value			$ 500,000										$ 447,150												$ 469,550												$ 494,100									$ 529,250											$ 553,300					$ 598,450								$ 617,150
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Russell 2500™ Index
Accumulated Value							500,000							542,650												482,700																					761,700																601,750											683,450						755,000			829,800
Russell 2500™ Index [Member]
Account Value [Line Items]
Accumulated Value							$ 1,000,000							$ 1,085,300												$ 965,400																					$ 1,523,400																$ 1,203,500											$ 1,366,900						$ 1,510,000			$ 1,659,600
Russell 2500 Growth Index [Member]
Account Value [Line Items]
Accumulated Value									10,000																							9,231																					11,210														13,624										14,459				15,791			23,629		16,113	19,108	20,832	22,667
Russell 2500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Russell 2500™ Growth Index
Accumulated Value								1,000,000	500,000															1,090,000								461,550				1,111,800																	560,500		1,663,700												681,200		1,134,500								722,950		1,345,400		789,550	1,466,800		1,181,450	1,596,000	805,650	955,400	1,041,600	1,133,350
Russell 2500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Russell 2500® Value Index
Accumulated Value	500,000									$ 485,950					$ 552,800						$ 586,350							$ 561,150						$ 615,150					$ 613,550					$ 577,800				$ 619,900
Russell 2500 Value Index [Member]
Account Value [Line Items]
Accumulated Value	$ 1,000,000										$ 971,900					$ 1,105,600						$ 1,172,700					$ 1,122,300						$ 1,230,300					$ 1,227,100					$ 1,155,600						$ 1,239,800
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Accumulated Value									10,000																							8,925																					11,103														13,530										13,464				13,932			21,087		14,038	16,639	18,159	19,926
Russell 2000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Russell 2000® Growth Index
Accumulated Value								$ 1,000,000	500,000															$ 1,076,000								446,250				$ 1,042,800																	555,150		$ 1,578,300												676,500		$ 1,050,700								673,200		$ 1,245,400		696,600	$ 1,359,200		1,054,350	$ 1,491,500	701,900	831,950	907,950	996,300
Russell 2000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Russell 2000® Value Index
Accumulated Value					$ 10,000				500,000										$ 10,738												$ 8,880	487,100										$ 9,184										$ 9,414	608,150							$ 10,529						$ 10,439	687,850					$ 11,376				$ 11,017	644,950				532,250			922,250		772,100	818,500	907,650	957,900
MSCI All Country World ex-U.S. Small Cap Index (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				MSCI All Country World ex-U.S. Small Cap Index (net)
Accumulated Value									500,000																							472,700																					568,700														628,800										591,450				565,750			831,850		645,150	715,650	796,250	942,300
MSCI Emerging Markets Small Cap Index (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				MSCI Emerging Markets Small Cap Index (net)
Accumulated Value									500,000																							436,200																					510,450														539,250										511,650				466,550			763,950		605,650	686,050	823,550	892,750
MSCI Emerging Markets Small Cap Index (net) [Member]
Account Value [Line Items]
Accumulated Value									10,000																							8,724																					10,209														10,785										10,233				9,331			15,279		12,113	13,721	16,471	17,855
MSCI Emerging Markets Small Cap Index Net 2 [Member]
Account Value [Line Items]
Accumulated Value									$ 1,000,000																							$ 872,400																					$ 1,020,900														$ 1,078,500										$ 1,023,300				$ 933,100			$ 1,527,900		$ 1,211,300	$ 1,372,100	$ 1,647,100	$ 1,785,500
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index
Accumulated Value						500,000						505,500											502,900												408,200										420,150									436,150							464,000							472,550					490,600					517,500
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index 1 [Member]
Account Value [Line Items]
Accumulated Value						$ 1,000,000						$ 1,011,000											$ 1,005,800												$ 816,400										$ 840,300									$ 872,300							$ 928,000							$ 945,100					$ 981,200					$ 1,035,000